Significant events - Issue of Tier II Subordinated Capital Notes (Details) - Financial liabilities at amortized cost - Tier II Subordinated Capital Notes, Issued 2018 - USD ($) $ in Millions		12 Months Ended
	Oct. 01, 2018	Dec. 31, 2020
Financial liabilities
Issues	$ 1,300
Annual interest rate (as percent)	5.95%	5.95%
Banco Santander, S.A. (Spain)
Financial liabilities
Issues	$ 975
Subordinate notes acquired (as a percent)	75.00%